EXHIBITS TO THE SCHEDULE
EXHIBIT [99.1]
FORM OF MONTHLY STATEMENT
TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER

Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	22/11/2006	Ending	31/12/2006

Interest Period Date:	Starting	22/11/2006	Ending	16/01/2007

Interest Determination Date:		20/11/2006

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Series Account Information

6	Pay Out Events/Triggers

Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2006 — 2, For IPD Ending: 16 January 2007

A Series Details		Series Schedule Maturity Date	10/15/2009

Series Name	SERIES 2006 — 2	Scheduled Accumulation Date	10/1/2008

Series Period Status/Type	Revolving	Accumulation Periods	12

Libor Rates:	GBP	5.19%
	USD	5.35%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	349,391,212	349,391,212	3
Class B	21,836,951	21,836,951	15
Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B Investor Percentages This Period:

	Floating		Fixed
	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date
Class A	88.0%	88.0%	88.0%	88.0%
Class B	5.5%	5.5%	5.5%	5.5%
Class C	6.5%	6.5%	6.5%	6.5%

Series	0.0%	14.3%	0.0%	14.3%

Other Series Totals	19.1%	19.3%	19.1%	19.3%
Total Investor	19.1%	33.6%	19.1%	33.6%
Total Transferor	80.9%	66.4%	80.9%	66.4%

	100%	100%	100%	100%

Available Spread Account Amount	0
Required Spread Amount	0
Available Reserve Account Amount	0
Spread Account Trigger:

Required Spread
If Excess Spread Rate:	Account %
above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%
C Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12

Original CAP/Controlled Deposit Amount		0
Adjustment to CAP/Controlled Deposit Amount		0
Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2006 — 2, For IPD Ending: 16 January 2007

A	Finance Charge Collections	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge		6,175,667	14.6%	18.7%
Interchange		702,127	1.7%	2.1%
Other Fee		0	0.0%	0.0%
Recoveries		341,535	0.8%	1.0%
Bank Account Interest:
Trustee Collections Account		63,776	0.2%	0.2%
Trustee Investment Account		0	0.0%	0.0%
Other		0	0.0%	0.0%
Income on Principal Funding Account

Excess Interest From Other Series		0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A		0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B		0	0.0%	0.0%
Transfer From Spread Account		0	0.0%	0.0%
Transfer From Reserve Account		0	0.0%	0.0%

Total Available Funds		7,283,105	17.2%	22.0%

Total (Excluding Recoveries)		6,941,570	16.4%	21.0%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

B	Distribution Information

	Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled	Amounts
	accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation	Brought
	Period).	Forward	Paid	Unpaid

(a)	Trustee Payment Amount	0	1,828.92	0
(b)(i)	Loan Note Issuer Cost Amount	0	—	0
(b)(ii)	Issuer Costs Amount	0	4,708.46	0
(c)(i)	Class A Monthly Finance Amount	0	2,768,915.78	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	14,012.96	0
(e)(i)	Class B Monthly Finance Amount	0	177,499.42	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	264,690.31	0
(g)	Class A Investor Default Amount	0	1,423,354.00	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	88,961.00	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	219,105.09	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	105,136.00	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	753.40	0
(q)(i)	Issuer Profit Amount	0	3,988.68	0
(r)	Expenses Loan Prepayment Amount	0	1,206,019.08	0
(s)	Excess Finance Charges	0	1,004,131.43	0

	The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.

C	Rate Summary	Amount	Rate* (Actual)	Rate (Simple)
	Total Available Funds (before Recoveries)	6,941,570	16.4%	21.0%
	Recoveries	341,535	0.8%	1.0%

	Total Available Funds	7,283,105	17.2%	22.0%

	Charge Offs	1,617,451	3.8%	4.9%

	Net Charge Offs	1,275,916	3.0%	3.9%

	Portfolio Yield	5,665,654	13.4%	17.1%

	Coupon Amount (c, e, k)	3,165,520	5.3%	9.6%
	Servicer Fee (f)	264,690	0.8%	0.8%
	Other Payment Amounts (a, b)	6,537	0.0%	0.0%

	Expenses Rate	3,436,748	6.1%	10.4%

	Excess Spread	2,228,906	7.2%	6.7%

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 — 2, For IPD Ending: 16 January 2007

A	Portfolio Yield and Expense Rate (Bloomberg Summary)

	Deal Size		$750.00MM
	Expected Maturity (MM/DD/YY)		10/15/09

	Gross Yield		16.36%
	Less:
	Expense Rate		6.11%
	Net Charge Off Rate		3.01%

	Excess Spread Rate		7.25%
	- 1 Month Previous		0.00%
	- 2 months Previous		0.00%
	- 3 Month Average		7.25%

	Delinq 30 to 59 days		0.83%
	60 to 89 days		0.59%
	90+ days		1.14%

	Principal Payment Rate		33.13%

B	Quarterly Excess Spread

	Regulated Amortisation Trigger		<0%

	Regulated Amortisation		No

C	Portfolio Minimum Balance Parameters	Threshold	Passed?

		6%	Yes
	Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	2%	Yes

	Minimum Aggregate Principal Receivables Above Zero	0	Yes

The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 15th day of January, 2007.
Authorised signatory
HSBC Bank plc
as Servicer

By:
Name:	A. J. HUKE
Title:	Senior Manager Asset & Liability Management